Document And Entity Information	Nov. 01, 2024
Document Information [Line Items]
Entity, Registrant Name	Cactus Acquisition Corp. 1 Ltd.
Document, Type	8-K
Document, Period End Date	Nov. 01, 2024
Entity, Incorporation, State or Country Code	E9
Entity, File Number	001-40981
Entity, Address, Address Line One	4B Cedar Brook Drive
Entity, Address, City or Town	Cranbury
Entity, Address, State or Province	NJ
Entity, Address, Postal Zip Code	08512
City Area Code	919
Local Phone Number	699 9827
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	true
Entity, Ex Transition Period	false
Amendment Flag	false
Entity, Central Index Key	0001865861